Related Party Transactions (Details) - USD ($)				1 Months Ended			3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2021	Jan. 07, 2021	Jan. 06, 2021	Sep. 29, 2020	Mar. 31, 2019	Nov. 30, 2018	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)				5,750,000
Converted basis, percentage				20.00%
Monthly rent payment		$ 10,000
Related party, description				the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing and is payable on the earlier of (i) June 30, 2021, (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determines not to proceed with the Initial Public Offering. As of December 31, 2020, there was $155,000 in borrowings outstanding under the Promissory Note.
Related party tax expense				$ 300,000
Working capital loans							$ 2,270,270	$ 1,500,000	$ 2,270,270	$ 1,500,000
Warrant price (in Dollars per share)								$ 1	$ 1
Fees for services							30,000		$ 88,065
Outstanding Balance	$ 150,000
Working capital loans									1,500,000
Convertible notes accrued expenses							3,162,138	$ 4,119	3,162,138	4,119
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Monthly rent payment		$ 10,000
Outstanding balance repaid	$ 155,000
Manscaped Holdings, LLC [Member]
Related Party Transactions (Details) [Line Items]
Promissory note					$ 2,000,000	$ 1,000,000
Convertible notes interest rate					6.00%	6.00%
Accrued interest outstanding					$ 2,100,000	$ 1,100,000
Related party transaction converted shares (in Shares)					1,366,376	1,850,259.8
Purchase of inventory										400,000	$ 500,000
cost of sales										$ 500,000	500,000
Inventory purchase loan												$ 400,000
inventory purchase annual interest rate												7.50%
Repayments of indebtedness											400,000
Promissory note agreements amount					$ 2,000,000	$ 1,000,000
Notes payable related parties											3,000,000
Convertible Notes [Member] | Manscaped Holdings, LLC [Member]
Related Party Transactions (Details) [Line Items]
Convertible notes accrued expenses											$ 200,000
Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Fees for services							$ 37,500		$ 110,484
Chief Financial Officer [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Service fee			$ 12,500
Chief Financial Officer [Member] | Business Combination [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Service fee			$ 12,500
Class B common stock [Member]
Related Party Transactions (Details) [Line Items]
Sponsor fees				$ 25,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)				750,000
Founder Shares [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description								The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.